Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	As of December 31, 2022 and December 31, 2021, intangible assets, net consisted of the following:
	December 31, 2022	December 31, 2021
AGM domain name	$14,800	$14,800
Software	50,000	-
Total intangible assets	64,800	14,800
Less: accumulated amortization	(9,314)	(6,167)
Total intangible assets, net	55,486	8,633

Schedule of Amortization Amount of Intangible Asset	For the fiscal years ended December 31, 2022, 2021 and 2020, amortization expenses amounted to $3,147, $1,480 and $1,480 respectively. The following is a schedule, by fiscal years, of amortization amount of intangible asset,
2023	$11,480
2024	11,480
2025	11,480
2026	11,480
2027	9,566
Total	$55,486